Derivative Instruments and Financial Risk Management - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Nov. 30, 2008 USD ($) Payment	Nov. 30, 2003 ILS (₪)	Mar. 31, 2017 USD ($) Payment ₪ / $ CAD / $	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Nov. 30, 2008 ILS (₪)	Sep. 30, 2005
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted term loan	$ 51,344,000	₪ 210,800
Term of derivative instrument		11 years
Annual interest rate	6.59%	5.80%
Swap maturity date			Nov. 28, 2008
Annual swap payments | ₪						₪ 201,270
Number of annual payments | Payment	6
Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments			$ 618,000	$ 813,000	$ (4,590,000)
Number of annual payments | Payment			17
Forward contracts purchase amount			$ 30,417,000
Weighted-average forward exchange rate | ₪ / $			3.68
Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments			$ (3,236,000)	3,413,000	(901,000)
Number of annual payments | Payment			17
Forward contracts purchase amount			$ 69,510,000
Weighted-average forward exchange rate | CAD / $			1.28
CPI-adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted agreement period		5 years
USD/NIS, CPI-Adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments			$ 0	0	(1,117,000)
CPI-adjusted agreement period			6 years
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate derivative instruments not designated as hedging instruments, Liability at fair value			$ 0
Mortgage fixed interest rate							6.16%
(Loss) gain on derivative instruments			0	(6,000)	(150,000)
Unrealized gain (loss) on derivative instruments					$ 147,000
Realized gains on derivative			0	$ 180,000
Cross Currency Swaps [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency fair value hedge, Liability at fair value			0
First Five Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			2,083,000
First Five Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			5,180,000
Remaining Twelve Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			1,667,000
One Month Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			4,200,000
Six Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			3,700,000
Remaining Five Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount			$ 3,450,000